Note 3 - Short-term Investments	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Investment [Text Block]
3.	Short-term investments

Short-term investments as of December 31, 2021 and 2022 are summarized below:

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value (Net carrying amount)
	$	$	$	$
As of December 31, 2021
Trading debt securities
Financial products issued by commercial banks	13,025	144	-	13,169
Available-for-sale debt securities
Time deposits	16,000	-	-	16,000
Financial products issued by commercial banks	1,569	5	-	1,574

Total at December 31, 2021	30,594	149	-	30,743

As of December 31, 2022
Trading debt securities
Financial products issued by commercial banks	2,853	19	-	2,872

Total at December 31, 2022	2,853	19	-	2,872